UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas              February 6, 2013
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      41
 Form 13F Information Table Value Total:      1,066,808

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2012
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     30267     325980 SH       SOLE          325980         0         0
APPLE INC                          COM             037833100     46000      86300 SH       SOLE           86300         0         0
BANK OF AMERICA CORPORATION        COM             060505104     32006    2759145 SH       SOLE         2759145         0         0
CAPITOL FED FINL INC               COM             14057J101     14788    1265000 SH       SOLE         1265000         0         0
CHICAGO BRIDGE & IRON CO N V       N Y REGISTRY SH 167250109     39398     850000 SH       SOLE          850000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     24354     414750 SH       SOLE          414750         0         0
CISCO SYS INC                      COM             17275R102     45824    2332000 SH       SOLE         2332000         0         0
COCA COLA CO                       COM             191216100     25406     700858 SH       SOLE          700858         0         0
CORNING INC                        COM             219350105     31449    2492000 SH       SOLE         2492000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     49706     955141 SH       SOLE          955141         0         0
DIANA SHIPPING INC                 COM             Y2066G104      9900    1356210 SH       SOLE         1356210         0         0
E M C CORP MASS                    COM             268648102     30234    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     28094     324600 SH       SOLE          324600         0         0
GENERAL DYNAMICS CORP              COM             369550108     50498     729000 SH       SOLE          729000         0         0
GEORGIA GULF CORP                  COM PAR$0.01 NEW373200302     21135     512000 SH       SOLE          512000         0         0
HALLIBURTON CO                     COM             406216101     38211    1101500 SH       SOLE         1101500         0         0
HONEYWELL INTL INC                 COM             438516106     41890     660000 SH       SOLE          660000         0         0
INTEL CORP                         COM             458140100     10315     500000 SH  PUT  SOLE               0         0         0
INTL PAPER CO                      COM             460146103     25498     640000 SH       SOLE          640000         0         0
JOHNSON & JOHNSON                  COM             478160104     47384     675943 SH       SOLE          675943         0         0
KIMBERLY CLARK CORP                COM             494368103       625       7400 SH       SOLE            7400         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     35844     544000 SH       SOLE          544000         0         0
MEDTRONIC INC                      COM             585055106     28267     689104 SH       SOLE          689104         0         0
MICROSOFT CORP                     COM             594918104     65501    2450486 SH       SOLE         2450486         0         0
NORFOLK SOUTHERN CORP              COM             655844108     28137     455000 SH       SOLE          455000         0         0
NOVARTIS A G                       SPONSORED ADR   66987V109     49121     776000 SH       SOLE          776000         0         0
NUCOR CORP                         COM             670346105     26513     614000 SH       SOLE          614000         0         0
PEP BOYS MANNY MOE & JACK          COM             713278109     22560    2295000 SH       SOLE         2295000         0         0
PEPSICO INC                        COM             713448108       171       2500 SH       SOLE            2500         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     24148     167950 SH       SOLE          167950         0         0
PFIZER INC                         COM             717081103     34234    1365000 SH       SOLE         1365000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108       843      19000 SH       SOLE           19000         0         0
RESEARCH IN MOTION LTD             COM             760975102       119      10000 SH       SOLE           10000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       690      10000 SH       SOLE           10000         0         0
SEALED AIR CORP NEW                COM             81211K100     32744    1870000 SH       SOLE         1870000         0         0
SHAW GROUP INC                     COM             820280105     25576     548730 SH       SOLE          548730         0         0
STRYKER CORP                       COM             863667101     23463     428000 SH       SOLE          428000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       515      30000 SH       SOLE           30000         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       403      16000 SH       SOLE           16000         0         0
WASTE MGMT INC DEL                 COM             94106L109       574      17000 SH       SOLE           17000         0         0
WELLS FARGO & CO NEW               COM             949746101     24405     714000 SH       SOLE          714000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1066808



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